Long-Term Loans (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Long-Term Loans [Abstract]
Schedule of Long-Term Loans
	April 30, 2026	October 31, 2025
Loans from third parties	$4 ,689	$207,617
Loans from banks	2,150,146	2,093,118
Total	$2,154,835	$2,300,735

	October 31, 2025	October 31, 2024
Loans from third parties	$207,617	$662,160
Loans from banks	2,093,118	1,396,491
Total	$2,300,735	$2,058,651

Schedule of Consolidated Balance Sheet	Presented in consolidated balance sheet:
	April 30, 2026	October 31, 2025
Non-current liabilities	$704,989	$2,278,162
Current liabilities	1,449,846	22,573
Total	$2,154,835	$2,300,735
Presented in consolidated balance sheet:
	October 31, 2025	October 31, 2024
Non-current liabilities	$2,278,162	$2,058,651
Current liabilities	22,573	-
Total	$2,300,735	$2,058,651